Benefits and interests of directors (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Benefits And Interest Of Directors [Abstract]
Summary of detailed information of directors emoluments
The director’s fee, salaries and bonuses, social security and housing fund and other benefits incurred by the Group for the years ended December 31, 2022, 2023 and 2024 are set out as follows:
Year ended December 31, 2022:

Name	Director’s fee	Salaries and bonuses	Pension costs - defined contribution plans	Other Social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Cho Yong Suk	—	7,750	67	15	2,242	10,074
Gregory Dean Gibb	—	4,580	40	36	2,433	7,089
Ji Guangheng	—	2,673	13	10	87	2,783
Non-Executive Directors:
Zhang Xudong	500	—	—	—	—	500
Li Weidong	500	—	—	—	—	500
Yang Rusheng	500	—	—	—	—	500
Tang Yunwei	448	—	—	—	—	448
Li Xianglin	500	—	—	—	—	500
Li Rui	—	—	—	—	—	—
Ou Hanjie	—	—	—	—	—	—
Cai Fangfang	—	—	—	—	—	—
Fu Xin	—	—	—	—	—	—
Huang Yuqiang	—	—	—	—	—	—

	2,448	15,003	120	61	4,762	22,394

Year ended December 31, 2023:

Name	Director’s fee	Salaries and bonuses	Pension costs - defined contribution plans	Other Social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Cho Yong Suk	—	7,390	66	20	2,076	9,552
Gregory Dean Gibb	—	5,180	43	40	2,198	7,461
Non-Executive Directors:
Zhang Xudong	500	—	—	—	—	500
Li Weidong	500	—	—	—	—	500
Yang Rusheng	500	—	—	—	—	500
Li Xianglin	500	—	—	—	—	500
Ji Guangheng	—	—	—	—	—	—
Fu Xin	—	—	—	—	—	—
Huang Yuqiang	—	—	—	—	—	—
Xie Yonglin	—	—	—	—	—	—

	2,000	12,570	109	60	4,274	19,013

Year ended December 31, 2024:

Name	Director’s fee	Salaries and bonuses	Pension costs - defined contribution plans	Other Social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Cho Yong Suk	—	13,050	69	40	2,069	15,228
Gregory Dean Gibb	—	4,097	43	32	2,137	6,309
Zhu Peiqin	—	3,090	46	46	65	3,247
Non-Executive Directors:
Zhang Xudong	446	—	—	—	—	446
Li Weidong	500	—	—	—	—	500
Yang Rusheng	500	—	—	—	—	500
Li Xianglin	500	—	—	—	—	500
Liu Hui	—	—	—	—	—	—
Guo shibang	—	—	—	—	—	—
Fu Xin	—	—	—	—	—	—
Huang Yuqiang	—	—	—	—	—	—
Xie Yonglin	—	—	—	—	—	—

	1,946	20,237	158	118	4,271	26,730

Other
non-monetary
benefits include share options and performance share units (“PSUs”). In the years ended December 31, 2022, 2023 and 2024, the total number of shares issued upon the exercise of share options and vesting of PSUs granted to the directors of the
Company
was 1,685,372.50, nil and 37,568, respectively, with trading prices ranging from USD2.95 per share to USD12.61 per share.